INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Movements in Associates, Joint Ventures and Other Investments
The movements in 2025 and 2024 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2024	287	333
Additions	—	24
Share of profits of associates	34	—
Dividends	(29)	—
Other movements[1]	3	62
Exchange adjustments	(9)	—
Disposals	(10)	—
Revaluation of other investments through profit or loss	—	(14)
Revaluation of other investments through other comprehensive income	—	(7)
Impairment charges	(23)	—
31 December 2024	253	398
Additions	3	9
Share of profits of associates	37	—
Dividends	(43)	—
Other movements	(1)	(8)
Exchange adjustments	(10)	(15)
Disposals	(3)	—
Revaluation of other investments through profit or loss	—	4
Revaluation of other investments through other comprehensive income	—	(54)
Impairment charges	(5)	—
31 December 2025	231	334
Note
[1]Other movements in 2024 predominantly relates to a not material reclassification of investment funds from 'Trade and other receivables' to 'Other investments'

Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following table presents a summary of the aggregate financial performance of the Group’s associates.

	2025	2024	2023
	£m	£m	£m
Earnings from associates (note 4)	39	36	70
Share of other comprehensive loss of associates	—	—	(1)
Share of total comprehensive earnings of associates	39	36	69